Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 455,057	$ 1,123,095
Short term investments	8,074,105	14,257,394
Total	$ 8,529,162	$ 15,380,489